As filed with the Securities and Exchange Commission on October 13, 2016.

Registrations Nos. 333-107571

811-09203

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 37	☒

and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 379	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE & ANNUITY COMPANY

(Name of Depositor)

700 Newport Center Drive

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943

(Depositor’s Telephone Number, including Area Code)

Brandon J. Cage

Assistant Vice President

Pacific Life & Annuity Company

700 Newport Center Drive

Newport Beach, California 92660

(Name and address of agent for service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on October 14, 2016 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account Under Pacific Value and Pacific Value Select individual flexible premium deferred variable annuity contracts.

Filing Fee: None

Supplement dated October 14, 2016 to your Prospectus dated May 1, 2016,

for the Pacific Journey Select (offered before October 1, 2013) and Pacific Value Select (offered before October 1, 2013)

variable annuity contracts issued by Pacific Life & Annuity Company

Capitalized terms used in this supplement are defined in your Contract Prospectus unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life & Annuity Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the applicable Contract Prospectus dated May 1, 2016, as supplemented.

The purpose of this supplement is to modify the annual charges for certain optional living benefit riders and announce various fund changes.

Effective November 1, 2016, all references in the Contract Prospectus to the current/annual charge percentage for the following optional living benefit riders will change to the following:

Current/Annual
Charge Percentage
CoreIncome Advantage Plus (Single)	1.00%
CoreIncome Advantage Plus (Joint)	1.50%
Core Protect Advantage	1.50%

If you purchased one of the above referenced riders and your Rider Effective Date is before November 1, 2016, the new percentage will not apply unless a Reset occurs as disclosed in your Contract Prospectus.  The Maximum Annual Charge Percentage is not changing for any of the optional riders listed above. Please see the CHARGES, FEES AND DEDUCTIONS — Optional Rider Charges section and the OPTIONAL LIVING BENEFIT RIDERS section in the Contract Prospectus for complete information.

Effective September 30, 2016, the following changes are made to the Ivy Funds Variable Insurance Portfolios fund family:

The name of the Ivy Funds Variable Insurance Portfolios fund family changed to Ivy Variable Insurance Portfolios. In addition, the name of the applicable Investment Options changed to the following:

FROM	TO
Ivy Funds VIP Asset Strategy	Ivy VIP Asset Strategy
Ivy Funds VIP Energy	Ivy VIP Energy

The investment adviser to the Ivy Variable Insurance Portfolios changed from Waddell & Reed Investment Management Company to Ivy Investment Management Company.

All references in the Contract Prospectus to the prior names are replaced with the new names referenced above.

On or about November 30, 2016, the following changes will be made to the GE Investments Funds, Inc. fund family:

The Board of Directors of the GE Investments Funds, Inc. approved a proposed rebranding of the fund company name and each of the underlying portfolios for vote by affected Contract Owners. If approved, on or about November 30, 2016, the fund company name GE Investments Funds, Inc. will be changed to State Street Variable Insurance Series Funds, Inc. and the fund name GE Investments Total Return Fund (Class 3) will be changed to State Street Total Return V.I.S. Fund (Class 3).

All references in the Contract Prospectus to the prior names are replaced with the new names referenced above.

The Investment Adviser subsection under the YOUR INVESTMENT OPTIONS section is amended to include the following:

Ivy Investment Management Company is the investment adviser for Ivy Variable Insurance Portfolios.

SSGA Funds Management, Inc. is the investment adviser for State Street Variable Insurance Series Funds, Inc.

The second paragraph of the Service Arrangements subsection under the ADDITIONAL INFORMATION section is amended to include the following:

Ivy Distributors, Inc. pays us for each Ivy Variable Insurance Portfolio held by our separate accounts. State Street Global Markets, LLC, pays us for each State Street Variable Insurance Series Funds, Inc. portfolio (Class 3) held by our separate accounts.

Form No. NYSUP1016

Supplement dated October 14, 2016 to your Prospectus dated May 1, 2016,

for the Pacific One Select and Pacific Value

variable annuity contracts issued by Pacific Life & Annuity Company

Capitalized terms used in this supplement are defined in your Contract Prospectus unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life & Annuity Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner.

This supplement must be preceded or accompanied by the applicable Contract Prospectus dated May 1, 2016, as supplemented.

The purpose of this supplement is to modify the annual charges for certain optional living benefit riders and announce various fund changes.

Effective November 1, 2016, all references in the Contract Prospectus to the current/annual charge percentage for the following optional living benefit riders will change to the following:

Current/Annual
Charge Percentage
CoreIncome Advantage Plus (Single)	1.00%
CoreIncome Advantage	0.70%
Core Protect Advantage	1.50%

If you purchased one of the above referenced riders and your Rider Effective Date is before November 1, 2016, the new percentage will not apply unless a Reset occurs as disclosed in your Contract Prospectus.  The Maximum Annual Charge Percentage is not changing for any of the optional riders listed above. Please see the CHARGES, FEES AND DEDUCTIONS — Optional Rider Charges section and the OPTIONAL LIVING BENEFIT RIDERS section in the Contract Prospectus for complete information.

Effective September 30, 2016, the following changes are made to the Ivy Funds Variable Insurance Portfolios fund family:

The name of the Ivy Funds Variable Insurance Portfolios fund family changed to Ivy Variable Insurance Portfolios. In addition, the name of the applicable Investment Options changed to the following:

FROM	TO
Ivy Funds VIP Asset Strategy	Ivy VIP Asset Strategy
Ivy Funds VIP Energy	Ivy VIP Energy

The investment adviser to the Ivy Variable Insurance Portfolios changed from Waddell & Reed Investment Management Company to Ivy Investment Management Company.

All references in the Contract Prospectus to the prior names are replaced with the new names referenced above.

On or about November 30, 2016, the following changes will be made to the GE Investments Funds, Inc. fund family:

The Board of Directors of the GE Investments Funds, Inc. approved a proposed rebranding of the fund company name and each of the underlying portfolios for vote by affected Contract Owners. If approved, on or about November 30, 2016, the fund company name GE Investments Funds, Inc. will be changed to State Street Variable Insurance Series Funds, Inc. and the fund name GE Investments Total Return Fund (Class 3) will be changed to State Street Total Return V.I.S. Fund (Class 3).

All references in the Contract Prospectus to the prior names are replaced with the new names referenced above.

The Investment Adviser subsection under the YOUR INVESTMENT OPTIONS section is amended to include the following:

Ivy Investment Management Company is the investment adviser for Ivy Variable Insurance Portfolios.

SSGA Funds Management, Inc. is the investment adviser for State Street Variable Insurance Series Funds, Inc.

The second paragraph of the Service Arrangements subsection under the ADDITIONAL INFORMATION section is amended to include the following:

Ivy Distributors, Inc. pays us for each Ivy Variable Insurance Portfolio held by our separate accounts. State Street Global Markets, LLC, pays us for each State Street Variable Insurance Series Funds, Inc. portfolio (Class 3) held by our separate accounts.

Form No. 4841-16A

Prospectus

(Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001193125-16-546009 filed on April 19, 2016, and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001193125-16-546009 filed on April 19, 2016, and incorporated by reference herein.)

PART II

Part C: OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Part A: None Part B:

	(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2015 and for each of the periods presented which are incorporated by reference from the 2015 Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities Statements of Operations Statements of Changes in Net Assets Notes to Financial Statements Report of Independent Registered Public Accounting Firm

	(2)	Depositor’s Financial Statements

Audited Financial Statements dated as of December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, included in Part B include the following for Pacific Life & Annuity Company:

Independent Auditors’ Report Statements of Financial Condition Statements of Operations Statements of Stockholder’s Equity Statements of Cash Flows Notes to Financial Statements

(b)	Exhibits

	1.	(a)

Minutes of Action of Board of Directors of PM Group Life Insurance Company (PM Group) (PL&A) dated July 1, 1998; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001017062-03-001534, filed on August 1, 2003, and incorporated by reference herein.

	2.	Not applicable

	3.	(a)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-11-061494, filed on June 24, 2011, and incorporated by reference herein.

(b)

Form of Selling Agreement between Pacific Life & Annuity Company (PL&A), PSD and Various Broker-Dealers; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000892569-06-000562, filed on April 21, 2006, and incorporated by reference herein.

	4.	(a) (1)

Pacific Value — Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-2100NY); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001017062-03-001534, filed on August 1, 2003, and incorporated by reference herein.

(2)

Pacific Value Select — Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-2221); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-11-061494, filed on June 24, 2011, and incorporated by reference herein.

(b) Qualified Pension Plan Rider (Form No. 20-24200); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001017062-03-001534, filed on August 1, 2003, and incorporated by

	reference herein.

(c)	(1)

403(b) Tax-Sheltered Annuity Rider (Form No. 20-25200); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001017062-03-001534, filed on August 1, 2003, and incorporated by reference herein.

	(2)

403(b) Tax-Sheltered Annuity Rider (Form No. 20-2156); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000892569-08-001558, filed on December 4, 2008, and incorporated by reference herein.

	(3)

403(b) Tax-Sheltered Annuity Rider (Form No. 20-2270); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-13-000809 filed on February 5, 2013 and incorporated by reference herein.

(d)	(1)

Individual Retirement Annuity Rider (Form No. 20-28900); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001017062-03-001534, filed on August 1, 2003, and incorporated by reference herein.

	(2)

Individual Retirement Annuity Rider (Form No. 20-2266); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-13-000809 filed on February 5, 2013 and incorporated by reference herein.

(e)	(1)

Roth Individual Retirement Annuity Rider (Form No. 20-29000); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001017062-03-001534, filed on August 1, 2003, and incorporated by reference herein.

	(2)

Roth Individual Retirement Annuity Rider (Form No. 20-2267); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-13-000809 filed on February 5, 2013 and incorporated by reference herein.

(f)	(1)

SIMPLE Individual Retirement Annuity Rider (Form No. 20-29100); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001017062-03-001534, filed on August 1, 2003, and incorporated by reference herein.

	(2)

SIMPLE Individual Retirement Annuity Rider (Form No. 20-2268); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-13-000809 filed on February 5, 2013 and incorporated by reference herein.

(g)

Stepped-Up Death Benefit Rider (Form No. 20-23500); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001017062-03-001534, filed on August 1, 2003, and incorporated by reference herein.

(h)

Guaranteed Protection Advantage (GPA) Rider (Form No. 20-27000); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001017062-03-001534, filed on August 1, 2003, and incorporated by reference herein.

(i)

Guaranteed Protection Advantage 5 (GPA 5) Rider (Form No. 20-295-1); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000892569-05-000072, filed on February 17, 2005, and incorporated by reference herein.

(j)

Guaranteed Income Annuity (GIA) Rider (Form No. 20-2118); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000892569-05-000914, filed on October 17, 2005, and incorporated by reference herein.

(k)	(1)

Enhanced Guaranteed Withdrawal Benefit Rider (Form No. 20-2120); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000892569-05-000914, filed on October 17, 2005, and incorporated by reference herein.

	(2)

Excess Withdrawal Endorsement (Form No. 15-2152A); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000892569-08-001275, filed on September 11, 2008, and incorporated by reference herein.

(l)	(1)	5% Guaranteed Withdrawal Benefit Rider (Form No. 20-2131); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000892569-06-001256, filed on October 19, 2006, and

		incorporated by reference herein.

	(2)

Excess Withdrawal Endorsement (Form No. 15-2152); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000892569-08-001275, filed on September 11, 2008, and incorporated by reference herein.

(m)	(1)

Joint Life 5% Guaranteed Withdrawal Benefit Rider (Form No. 20-2135); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000892569-07-000477, filed on April 20, 2007, and incorporated by reference herein.

	(2)

Excess Withdrawal Endorsement (Form No. 15-2152B); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000892569-08-001275, filed on September 11, 2008, and incorporated by reference herein.

(n)

Guaranteed Protection Advantage 3 Rider (Form No. 20-2144); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000892569-07-001587, filed on December 28, 2007, and incorporated by reference herein.

(o)	(1)

Guaranteed Withdrawal Benefit II Rider (Form No. 20-2146); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000892569-07-001587, filed on December 28, 2007, and incorporated by reference herein.

	(2)

Excess Withdrawal Endorsement (Form No. 15-2152); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000892569-08-001275, filed on September 11, 2008, and incorporated by reference herein.

(p)

Guaranteed Withdrawal Benefit III Rider (Form No. 20-2153); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000892569-08-001275, filed on September 11, 2008, and incorporated by reference herein.

(q)

Guaranteed Withdrawal Benefit Rider (Form No. 20-2154); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000892569-08-001275, filed on September 11, 2008, and incorporated by reference herein.

(r)

Joint Life Guaranteed Withdrawal Benefit Rider (Form No. 20-2155); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000892569-08-001275, filed on September 11, 2008, and incorporated by reference herein.

(s)	Income Access Rider (Form No. 20-2104); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000892569-08-001558, filed on December 4, 2008, and incorporated by reference herein.

(t)

Core Withdrawal Benefit Rider (Form No. 20-2162); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000892569-09-000477, filed on April 23, 2009, and incorporated by reference herein.

(u)	(1)

DCA Plus Fixed Option Rider (Form No. 20-2103); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-09-029433, filed on August 4, 2009, and incorporated by reference herein.

	(2)	DCA Plus Fixed Option Rider (Form No. 20-2219); Included in Registrant’s Form N-4, File No. 333-175280, Accession No. 0000950123-11-063393, filed on July 1, 2011, and incorporated by reference herein.

(v)

Guaranteed Withdrawal Benefit IV Rider (Form No. 20-2176); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-09-070788, filed on December 15, 2009, and incorporated by reference herein.

(w)	Core Withdrawal Benefit II Rider (Form No. 20-2178); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-10-037064, filed on April 22, 2010, and

		incorporated by reference herein.

	(x)

Guaranteed Withdrawal Benefit V Rider — Single Life (Form No. 20-2194); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-10-115928, filed on December 23, 2010, and incorporated by reference herein.

	(y)

Guaranteed Withdrawal Benefit V Rider — Joint Life (Form No. 20-2195); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-10-115928, filed on December 23, 2010, and incorporated by reference herein.

	(z)

Guaranteed Withdrawal Benefit VII Rider — Single Life (Form No. 20-2204); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-11-037692, filed on April 21, 2011, and incorporated by reference herein.

	(aa)

Guaranteed Withdrawal Benefit VII Rider — Joint Life (Form No. 20-2205); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-11-037692, filed on April 21, 2011, and incorporated by reference herein.

	(bb)

Qualified Retirement Plan Rider (Form No. 20-2269); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-13-000809 filed on February 5, 2013 and incorporated by reference herein.

	(cc)

Guaranteed Withdrawal Benefit XII Rider — Single Life (Form No. 20-2256); included in Registration Statement on Form N-4, File No. 333-185330, Accession No. 0000950123-12-013644 filed on December 7, 2012 and incorporated by reference herein.

	(dd)

Guaranteed Withdrawal Benefit XII Rider — Joint Life (Form No. 20-2257); included in Registration Statement on Form N- 4, File No. 333-185330, Accession No. 0000950123-12-013644 filed on December 7, 2012 and incorporated by reference herein.

	(ee)

Guaranteed Withdrawal Benefit X Rider — Single Life (Form No. 20-2258); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-13-002349 filed on April 18, 2013, and incorporated by reference herein.

	(ff)

Guaranteed Withdrawal Benefit X Rider — Joint Life (Form No. 20-2259); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-13-002349 filed on April 18, 2013, and incorporated by reference herein.

	(gg)

Guaranteed Withdrawal Benefit XIII Rider (Form No. 20-2263); included in Registration Statement on Form N-4, File No. 333-185330, Accession No. 0000950123-12-013644 filed on December 7, 2012 and incorporated by reference herein.

	(hh)

Guaranteed Minimum Accumulation Benefit Rider (Form No. 20-2254); included in Registration Statement on Form N-4, File No. 333-185330, Accession No. 0000950123-12-013644 filed on December 7, 2012 and incorporated by reference herein.

	(ii)

Guaranteed Withdrawal Benefit XV Rider — Single Life (Form No. 20-2501); Included in Registrant’s Form N-4, File No. 333-107571 Accession No. 0001193125-16-546009 filed on April 19, 2016, and incorporated by reference herein.

	(jj)

Guaranteed Withdrawal Benefit XV Rider — Joint Life (Form No. 20-2502); Included in Registrant’s Form N-4, File No. 333-107571 Accession No. 0001193125-16-546009 filed on April 19, 2016, and incorporated by reference herein.

5.	(a)	(1)

Pacific Value Variable Annuity Application (Form No. 25-2100); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001017062-03-001534, filed on August 1, 2003, and incorporated by reference herein.

		(2)

Pacific Value Select Variable Annuity Application (Form No. 25-2198); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-11-061494, filed on June 24, 2011, and incorporated by reference herein.

	(b)

Guaranteed Protection Advantage Rider Request (Form No. N2066-2A); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001017062-03-001534, filed on August 1, 2003, and incorporated by reference herein.

	(c)	Portfolio Optimization Enrollment/Rider Request Form (Form No. N2150-5B); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000892569-05-000250, filed on

April 18, 2005, and incorporated by reference herein.

(d)

Pacific Value Variable Annuity Application (Form No. 25-2100-2); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000892569-06-000562, filed on April 21, 2006, and incorporated by reference herein.

(e)

Portfolio Optimization Enrollment/Rider Request Form (Form No. N2150-6B); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000892569-06-000562, filed on April 21, 2006, and incorporated by reference herein.

6.	(a)	Articles of Incorporation of PM Group Life; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001017062-03-001534, filed on August 1, 2003, and incorporated by reference herein.

(b)

Amended and Restated Articles of Incorporation of PL&A; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001017062-03-001534, filed on August 1, 2003, and incorporated by reference herein.

	(c)	By-laws of Pacific Life & Annuity Company; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001017062-03-001534, filed on August 1, 2003, and incorporated by reference herein.

7.	Not applicable

8.	(a)	Pacific Select Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001017062-03-001534, filed on August 1, 2003, and incorporated by reference herein.

(b)

Administrative Agreement Between Pacific Life & Annuity Company (PL&A) and Pacific Life Insurance Company (“Pacific Life”); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001017062-03-001534, filed on August 1, 2003, and incorporated by reference herein.

(c)

Fund Participation Agreement Between Pacific Life & Annuity Company, Pacific Select Distributors, Inc., American Funds Insurance Series, American Funds Distributors, and Capital Research and Management Company; Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 0000892569-05-000248, filed on April 18, 2005, and incorporated by reference herein.

(d)

Form of AllianceBernstein Variable Products Series Fund, Inc. Participation Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000892569-08-001275, filed on September 11, 2008, and incorporated by reference herein.

(e)

Form of BlackRock Variable Series Fund, Inc. (formerly called Merrill Lynch Variable Series Fund, Inc.) Participation Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000892569-08-001275, filed on September 11, 2008, and incorporated by reference herein.

		(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001193125-13-399482 filed on October 15, 2013, and incorporated by reference herein.

		(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001193125-13-399482 filed on October 15, 2013, and incorporated by reference herein.

		(3)	Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-10-037064, filed on April 22, 2010, and incorporated by reference herein.

		(4)	Fourth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001193125-13-399482 filed on October 15, 2013, and incorporated by reference herein.

	(5)	Fifth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein.

(f)

Form of Franklin Templeton Variable Insurance Products Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000892569-08-001275, filed on September 11, 2008, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-10-037064, filed on April 22, 2010, and incorporated by reference herein.

	(2)	Addendum to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-11-037692, filed on April 21, 2011, and incorporated by reference herein.

	(3)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001193125-14-143836 filed on April 15, 2014, and incorporated by reference herein.

	(4)	Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No 333-107571, Accession No. 0001193125-15-128829 filed on April 14, 2015, and incorporated by reference herein.

(g)

Form of AllianceBernstein Investments, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000892569-08-001275, filed on September 11, 2008, and incorporated by reference herein.

(h)

Form of BlackRock Distributors, Inc. (formerly called FAM Distributors, Inc.) Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000892569-08-001275, filed on September 11, 2008, and incorporated by reference herein.

(1)

First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-10-037064, filed on April 22, 2010, and incorporated by reference herein.

(2)

Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein.

(3)

Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein.

	(4)	Fourth Amendment to Administrative Services; included in Registrant’s Form N-4, File No 333-107571, Accession No. 0001193125-15-128829 filed on April 14, 2015, and incorporated by reference herein.

(i)

Form of Franklin Templeton Series, LLC Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000892569-08-001275, filed on September 11, 2008, and incorporated by reference herein.

(1)

First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-10-037064, filed on April 22, 2010, and incorporated by reference herein.

(2)

Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001193125-12-503068 filed on December 14, 2012, and incorporated by reference herein.

	(3)	Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001193125-12-503068 filed on December 14, 2012,

and incorporated by reference herein.

(4)

Fourth Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No 333-107571, Accession No. 0001193125-15-128829 filed on April 14, 2015, and incorporated by reference herein.

(j)

Form of AIM Variable Insurance Funds Participation Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000892569-08-001558, filed on December 4, 2008, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-12-006363 filed on April 23, 2012, and incorporated by reference herein.

(k)

Form of Invesco Aim Distributors, Inc. Distribution Services Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000892569-08-001558, filed on December 4, 2008, and incorporated by reference herein.

(l)

Form of Invesco Aim Advisors, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000892569-08-001558, filed on December 4, 2008, and incorporated by reference herein.

(m)

Form of GE Investments Funds, Inc. Participation Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000892569-08-001558, filed on December 4, 2008, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-10-037064, filed on April 22, 2010, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein.

	(3)	Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein.

(n)

Form of GE Investment Distributors, Inc. Distribution and Services Agreement (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-10-037064, filed on April 22, 2010, and incorporated by reference herein.

(o)

Form of Van Kampen Life Investment Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000892569-08-001558, filed on December 4, 2008, and incorporated by reference herein.

(p)

Form of Van Kampen Funds, Inc. Shareholder Service Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000892569-08-001558, filed on December 4, 2008, and incorporated by reference herein.

(q)

Form of Van Kampen Asset Management Administrative Services Letter Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000892569-08-001558, filed on December 4, 2008, and incorporated by reference herein.

(r)

Form of GE Investments Funds, Inc. Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-10-037064, filed on April 22, 2010, and incorporated by reference herein.

(1)

First Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-10-037064, filed on April 22, 2010, and incorporated by reference herein.

	(2)	Second Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No.

333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein.

(s)

Form of PIMCO Variable Insurance Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-10-037064, filed on April 22, 2010, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-11-037692, filed on April 21, 2011, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-11-037692, filed on April 21, 2011, and incorporated by reference herein.

(t)

Form of Allianz Global Investors Distributors LLC Selling Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-10-037064, filed on April 22, 2010, and incorporated by reference herein.

(u)	Form of PIMCO LLC Services Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-10-037064, filed on April 22, 2010, and incorporated by reference herein.

	(1)	First Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001193125-12-503068 filed on December 14, 2012, and incorporated by reference herein.

	(2)	Second Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001193125-14-143836 filed on April 15, 2014, and incorporated by reference herein.

(v)

Form of MFS Variable Insurance Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-11-037692, filed on April 21, 2011, and incorporated by reference herein.

	(3)	Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No 333-107571, Accession No. 0001193125-15-128829 filed on April 14, 2015, and incorporated by reference herein.

(w)	(1)

Form of MFS Variable Insurance Trust Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.

(2)

Form of MFS Variable Insurance Trust Administrative Services Agreement; included in Registrant’s Form N-4, File No 333-107571, Accession No. 0001193125-15-128829 filed on April 14, 2015, and incorporated by reference herein.

(x)

Participation Agreement with Fidelity Variable Insurance Products (Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Funds V); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-12-006363 filed on April 23, 2012, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-12-006363 filed on April 23, 2012, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-

107571, Accession No. 0000950123-12-006363 filed on April 23, 2012, and incorporated by reference herein.

(y)

Service Contract with Fidelity Distributors Corporation; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-12-006363 filed on April 23, 2012, and incorporated by reference herein.

	(1)	Amendment to Service Contract; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-12-006363 filed on April 23, 2012, and incorporated by reference herein.

(z)

Participation Agreement with First Trust Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-12-006363 filed on April 23, 2012, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001193125-14-143836 filed on April 15, 2014, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001193125-15-346496 filed October 19, 2015, and incorporated by reference herein.

(aa)

Administrative Services Agreement with First Trust Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-12-006363 filed on April 23, 2012, and incorporated by reference herein.

(1)

First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001193125-14-143836 filed on April 15, 2014, and incorporated by reference herein.

(2)

Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein.

(3)

Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001193125-15-346496 filed October 19, 2015, and incorporated by reference herein.

(bb)

Support Agreement with First Trust Advisors L.P.; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-12-006363 filed on April 23, 2012, and incorporated by reference herein.

	(1)	First Amendment to Support Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001193125-14-143836 filed on April 15, 2014, and incorporated by reference herein.

	(2)	Second Amendment to Support Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001193125-15-346496 filed October 19, 2015, and incorporated by reference herein.

(cc)	Form of American Century Investment Services, Inc. Participation Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 000950123-12-006370 filed on April 23, 2012.

(dd)

Form of American Century Investment Services, Inc. Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 000950123-12-006370 filed on April 23, 2012.

(1)

First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001193125-12-503068 filed on December 14, 2012, and incorporated by reference herein.

(ee)	Participation Agreement with Janus Aspen Series; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001193125-12-503068 filed on December 14, 2012, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No 333-107571, Accession No. 0001193125-15-128829 filed on April 14, 2015, and incorporated by reference herein.

(ff)	Distribution and Shareholder Service Agreement with Janus Capital Management LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

(gg)	Administrative Services Agreement with Janus Distributors LLC; Included in Registrant’s Form N-6, File No. 333- 118913, Accession Number 000892569-07-000444 filed on April 16, 2007.

(hh)

Form of Lord Abbett Series Fund, Inc. Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

(ii)

Form of Lord Abbett Series Fund, Inc. Service Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

(jj)

Form of Lord Abbett Series Fund, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein.

(kk)

Form of Lord Abbett Series Fund, Inc. Support Payment Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001193125-12-503068 filed on December 14, 2012, and incorporated by reference herein.

(1)

First Amendment to Support Payment Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001193125-12-503068 filed on December 14, 2012, and incorporated by reference herein.

(ll)

Participation Agreement with Van Eck Worldwide Insurance Trust; Included in Registrant’s Form N-6, File No. 033- 21754, Accession No. 0000892569-05-000254 filed on April 19, 2005, and incorporated by reference herein.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001193125-12-503068 filed on December 14, 2012, and incorporated by reference herein.

(mm)

Fund Participation and Service Agreement with American Funds; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001193125-13-399482 filed on October 15, 2013, and incorporated by reference herein.

(1)

First Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001193125-14-143836 filed on April 15, 2014, and incorporated by reference herein.

(2)

Second Amendment to Fund Participation and Service Agreement; included in Registrant’s Form N-4, File No 333-107571, Accession No. 0001193125-15-128829 filed on April 14, 2015, and incorporated by reference herein.

(3)

Third Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001193125-15-346496 filed October 19, 2015, and incorporated by reference herein.

(nn)	Business Agreement with American Funds; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001193125-13-399482 filed on October 15, 2013, and incorporated by reference herein.

(oo)

Participation Agreement with Ivy Funds Variable Insurance Portfolios; Included in Registrant’s Form N-4, File No. 333- 107571, Accession No. 0001193125-14-143836 filed on April 15, 2014, and incorporated by reference herein.

(pp)

Exhibit B to the Pacific Select Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein.

(qq)

Distribution Fee Agreement with JPMorgan Insurance Trust; included in Registrant’s Form N-4, File No 333-107571, Accession No. 0001193125-15-128829 filed on April 14, 2015, and incorporated by reference herein.

(rr)

Fund Participation Agreement with JPMorgan Insurance Trust; Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-05-000582, filed on August 3, 2005, and incorporated by reference herein.

(1)

First Amendment to Fund Participation Agreement; included in Registrant’s Form N-4, File No 333-107571, Accession No. 0001193125-15-128829 filed on April 14, 2015, and incorporated by reference herein.

(ss)

Supplemental Payment Agreement with JPMorgan Insurance Trust; included in Registrant’s Form N-4, File No 333- 107571, Accession No. 0001193125-15-128829 filed on April 14, 2015, and incorporated by reference herein.

(1)

First Amendment to the Supplemental Payment Agreement; included in Registrant’s Form N-4, File No 333-107571, Accession No. 0001193125-15-128829 filed on April 14, 2015, and incorporated by reference herein.

(2)

Second Amendment to the Supplemental Payment Agreement; included in Registrant’s Form N-4, File No 333-107571, Accession No. 0001193125-15-128829 filed on April 14, 2015, and incorporated by reference herein.

(3)

Third Amendment to Supplemental Payment Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001193125-15-346496 filed October 19, 2015, and incorporated by reference herein.

(tt)

Distribution and Marketing Support Agreement (Amended and Restated) with BlackRock Variable Series Fund, Inc.; included in Registrant’s Form N-4, File No 333-107571, Accession No. 0001193125-15-128829 filed on April 14, 2015, and incorporated by reference herein.

(uu)

Participation Agreement with Legg Mason Partners III; Filed as Exhibit 8(p) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein.

(vv)

Service Agreement with Legg Mason Investor Services, LLC; Filed as Exhibit 8(q) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

	(1)	First Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein.

	(2)	Second Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession

No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein.

		(3)	Third Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-304372 filed August 27, 2015, and incorporated by reference herein.

	(ww)	Participation Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 19, 2013, File No. 333-153085, Accession Number 0000950123-13-002386.

		(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-304372 filed August 27, 2015, and incorporated by reference herein.

(xx)

Administrative Services Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 19, 2013, File No. 333-153085, Accession Number 0000950123-13-002386.

(yy)

Distribution and Administrative Services Agreement (Amended and Restated) with Neuberger Berman; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-304372 filed August 27, 2015, and incorporated by reference herein.

	(zz)	Revenue Sharing Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on December 13, 2013, File No. 333-153085, Accession Number 0001193125-13-473131.

	(aaa)	Participation Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on December 13, 2013, File No. 333-153085, Accession Number 0001193125-13-473131.

		(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein.

		(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001193125-15-346496 filed October 19, 2015, and incorporated by reference herein.

(bbb)

Revenue Sharing Agreement with Oppenheimer (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001193125-15-346496 filed October 19, 2015, and incorporated by reference herein.

9.

Opinion and Consent of legal officer of Pacific Life & Annuity Company as to the legality of Contracts being registered; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001017062-03-001534, filed on August 1, 2003, and incorporated by reference herein.

10.

Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors; Included in Registrant’s Form N-4, File No. 333-107571 Accession No. 0001193125-16-546009 filed on April 19, 2016, and incorporated by reference herein.

11.	Not applicable

12.	Not applicable

13.	Pacific Value — Performance Calculations; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0001017062-03-001534, filed on August 1, 2003, and incorporated by reference herein.

14.	Powers of Attorney; Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-13-000809 filed on February 5, 2013 and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life & Annuity Company

Name and Address	Positions and Offices with Pacific Life & Annuity Company
James T. Morris	Director, Chairman, Chief Executive Officer and President

Adrian S. Griggs	Director, Executive Vice President and Chief Financial Officer

Sharon A. Cheever	Director, Senior Vice President and General Counsel

Jane M. Guon	Director, Vice President and Secretary

Edward R. Byrd	Senior Vice President and Chief Accounting Officer

Brian D. Klemens	Vice President and Controller

Dewey P. Bushaw	Executive Vice President

Joseph W. Krum	Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive

Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life & Annuity Company or Separate Account A

The following is an explanation of the organization chart of Pacific Life & Annuity Company’s subsidiaries:

PACIFIC LIFE & ANNUITY COMPANY, SUBSIDIARIES & AFFILIATED

ENTERPRISES LEGAL STRUCTURE

Pacific Life & Annuity Company is an Arizona Stock Life Insurance Company wholly-owned by Pacific Life Insurance Company (a Nebraska Stock Life Insurance Company) which is wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

Item 27. Number of Contractholders

1) Pacific Value — Approximately	513	Qualified
	324	Non Qualified

2) Pacific Value Select — Approximately	258	Qualified
	78	Non Qualified

Item 28. Indemnification

(a)         The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, LLC (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b)         The Form of Selling Agreement between Pacific Life & Annuity Company, Pacific Select Distributors, LLC (PSD) and Various Broker-Dealers and Agency (Selling Entities) provides substantially as follows:

Pacific Life & Annuity Company and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life & Annuity Company and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life & Annuity Company and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b)(i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life & Annuity Company or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life & Annuity Company or PSD or that, although previously approved in writing by Pacific Life & Annuity Company or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

(c)          Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers or persons controlling Pacific Life pursuant to the foregoing provisions, Pacific Life has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)         PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, COLI IV Separate Account, COLI V Separate Account, COLI VI Separate Account, COLI X Separate Account, COLI XI Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, Separate Account I of Pacific Life Insurance Company, Separate Account I of Pacific Life & Annuity Company.

(b)         For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)          PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life Insurance Company at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a)         to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)         to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c)          to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

(a)         The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

(b)         REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life & Annuity Company and the sponsoring insurance company of the Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 37 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 13th day of October, 2016.

SEPARATE ACCOUNT A (Registrant)

By:	PACIFIC LIFE & ANNUITY COMPANY

By:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

By:	PACIFIC LIFE & ANNUITY COMPANY (Depositor)

By:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 37 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Director, Chairman, Chief Executive Officer and President	October 13, 2016
James T. Morris*

	Director, Executive Vice President and Chief Financial Officer	October 13, 2016
Adrian S. Griggs*

	Director, Senior Vice President and General Counsel	October 13, 2016
Sharon A. Cheever*

	Director, Vice President and Secretary	October 13, 2016
Jane M. Guon*

	Senior Vice President and Chief Accounting Officer	October 13, 2016
Edward R. Byrd*

	Vice President and Controller	October 13, 2016
Brian D. Klemens*

	Executive Vice President	October 13, 2016
Dewey P. Bushaw*

	Vice President and Treasurer	October 13, 2016
Joseph W. Krum*

*By:	/s/ SHARON A. CHEEVER	October 13, 2016
Sharon A. Cheever
as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 25 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 333-107571, Accession No. 0000950128-13-000809, filed on February 5, 2013, as Exhibit 14.)